Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,271,328	$ 6,530,161
Accounts receivable, net	766,747	968,579
Inventory, net	95,533	91,361
Prepaid expenses and other current assets	503,823	457,578
Total current assets	7,637,431	8,047,679
Operating lease right of use assets	583,414	593,405
Property and equipment, net	518,729	577,988
Goodwill	22,376,025	22,376,025
Intangible assets, net	5,034,917	5,073,074
Deferred tax assets, net -- noncurrent	465,632	465,632
Other assets	839,754	721,160
Total assets	37,455,902	37,854,963
Current liabilities:
Accounts payable	399,597	467,711
Accrued liabilities	439,578	400,329
Dividend payable	176,844	459,068
Advanced payments and deferred revenues	396,155	404,428
Convertible notes, net -- current	873,896	2,604,346
Loans payable -- current	5,324	36,834
Related party payables	50,000	50,000
Lease liabilities -- current	344,492	333,020
Total current liabilities	2,685,886	4,755,736
Convertible notes, net of loan discounts	987,718	716,252
Lease liabilities	251,908	284,848
Contingent purchase consideration	5,586,493	5,586,493
Other noncurrent liabilities	387,742	390,833
Total liabilities	9,899,747	11,734,162
Commitments and contingencies (Note 15)
Stockholders' Equity:
Common stock, $0.001 par value. 500,000,000 shares authorized; 18,725,967 and 12,698,192 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	18,726	12,698
Additional paid-in capital	94,917,681	89,851,309
Accumulated deficit	(69,957,641)	(66,404,190)
Accumulated other comprehensive loss	(34,473)	(30,755)
Total Grom Social Enterprises, Inc. stockholders' equity	24,953,654	23,438,462
Noncontrolling interests	2,602,501	2,682,339
Total stockholders' equity	27,556,155	26,120,801
Total liabilities and equity	37,455,902	37,854,963
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 9,361	$ 9,400